Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	[1]	60,000,000	8,636,160
Ordinary shares, shares issued (in Shares)	[1]	422,147	422,147
Ordinary shares, shares outstanding (in Shares)	[1]	422,147	422,147
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		150,000,000	58,192,000
Ordinary shares, shares issued (in Shares)		8,192,000	8,192,000
Ordinary shares, shares outstanding (in Shares)		8,192,000	8,192,000

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).